Document and Entity Information Document	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	ITRON INC /WA/
Entity Central Index Key	0000780571
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Amendment Flag	false
Trading Symbol	ITRI